10 Inventories (Details) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
InventoriesLineItems [Line Items]
Inventories, net	R$ 3,739	R$ 5,190
Inventories exito group [member]
InventoriesLineItems [Line Items]
Inventories, net		2,255
Stores [member]
InventoriesLineItems [Line Items]
Inventories, net	3,416	2,402
Distribution centers [member]
InventoriesLineItems [Line Items]
Inventories, net	374	404
Real estate inventories - exito group [member]
InventoriesLineItems [Line Items]
Inventories, net		190
Allowance for losses on inventory obsolescence and damages [member]
InventoriesLineItems [Line Items]
Inventories, net	R$ (51)	R$ (61)